SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Geographical Areas from External Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 80,473	$ 43,676	$ 24,600
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	43,713	26,280	16,354
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	19,413	9,073	4,424
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,909	4,260	1,561
Asia and others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 8,438	$ 4,063	$ 2,261